Fair Value Measurements (Details)	Mar. 31, 2024 M	Dec. 31, 2023 M	Mar. 31, 2023 M
Asset volatility (1)
Fair Value Measurements
Notes measurement input	84.4	0.858	90.8
Risk-free rate (2)
Fair Value Measurements
Notes measurement input	0.042	0.038	0.036
Expected term (3)
Fair Value Measurements
Notes measurement input	60	60	60